Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Basis
Deductible temporary differences	$ 4,889	$ 2,267
Unused tax credits	0	0
Tax losses carried forward	5,696	4,456
Total unrecognised deferred tax assets	10,585	6,723
Tax
Deductible temporary differences	1,207	924
Unused tax credits	234	189
Tax losses carried forward	1,382	1,051
Total unrecognised deferred tax assets	2,823	2,164
Angola
Tax
Total unrecognised deferred tax assets	681	650
Canada
Tax
Total unrecognised deferred tax assets	$ 456	$ 401